Other Assets (Details) - Jun. 30, 2016 € in Thousands, £ in Thousands, $ in Thousands	USD ($)	EUR (€)	GBP (£)
Other Assets (Textual)
Purchase of data repository of DNA, approximately | $	$ 268
Euro [Member]
Other Assets (Textual)
Purchase of data repository of DNA | €		€ 258
GBP [Member]
Other Assets (Textual)
Purchase of data repository of DNA, approximately | £			£ 217